Tax Receivable Agreement Liability	6 Months Ended
Jun. 30, 2019
Tax receivable agreement liability
Tax receivable agreement liability

8.          Tax Receivable Agreement

In connection with the Reorganization Transactions, the Corporation entered into the Tax Receivable Agreement with TWM LLC and the Continuing LLC Owners, which provides for the payment by the Corporation to a Continuing LLC Owner of 50% of the amount of U.S. federal, state and local income or franchise tax savings, if any, that the Corporation actually realizes (or in some circumstances is deemed to realize) as a result of (i) increases in the tax basis of TWM LLC’s assets resulting from (a) the purchase of LLC Interests from such Continuing LLC Owner using the net proceeds of the IPO or any future offering or (b) redemptions or exchanges by such Continuing LLC Owner of LLC Interests for shares of Class A common stock or Class B common stock or for cash, as applicable, and (ii) certain other tax benefits related to the Corporation making payments under the Tax Receivable Agreement. Payments under the Tax Receivable Agreement are made annually based on the actual tax savings realized by the Corporation in its previous tax year.

In connection with the IPO, the Company recorded an initial liability of $171,426,000 related to its projected obligations under the Tax Receivable Agreement for LLC Interests that were purchased by the Corporation using the net proceeds of the IPO.

The Corporation accounts for the income tax effects resulting from taxable redemptions or exchanges of LLC Interests by the Continuing LLC Owners for shares of Class A common stock or Class B common stock or cash, as the case may be, by recognizing an increase in deferred tax assets, based on enacted tax rates at the date of each redemption or exchange, as the case may be. Further, the Corporation evaluates the likelihood that it will realize the benefit represented by the deferred tax asset, and, to the extent that the Corporation estimates that it is more likely than not that it will not realize the benefit, it reduces the carrying amount of the deferred tax asset with a valuation allowance.

The impact of any changes in the projected obligations under the Tax Receivable Agreement as a result of changes in the geographic mix of the Company’s earnings, changes in tax legislation and tax rates or other factors that may impact the Corporation’s tax savings will be reflected in income before taxes on the consolidated statement of income in the period in which the change occurs.